SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment
Impairment of long-lived assets held-for-use	$ 0		$ 0
Goodwill impairment expense			430,000
Unrecognized tax benefits, interest or penalties	$ 0	$ 0	0	$ 0
Grants recognized			$ 0	142,400
Minimum
Property and Equipment
Property plant and equipment useful life	1 year		1 year
Maximum
Property and Equipment
Property plant and equipment useful life	8 years		8 years
Laboratory equipment | Minimum
Property and Equipment
Property plant and equipment useful life	3 years		3 years
Laboratory equipment | Maximum
Property and Equipment
Property plant and equipment useful life	8 years		8 years
Leasehold improvements | Minimum
Property and Equipment
Property plant and equipment useful life	1 year		1 year
Leasehold improvements | Maximum
Property and Equipment
Property plant and equipment useful life	7 years		7 years
Office furniture, fixtures, and equipment
Property and Equipment
Property plant and equipment useful life	5 years		5 years
Software | Minimum
Property and Equipment
Property plant and equipment useful life	3 years		3 years
Software | Maximum
Property and Equipment
Property plant and equipment useful life	5 years		5 years
Software development costs
Property and Equipment
Property plant and equipment useful life	5 years		5 years
Capitalized software development costs			$ 207,800	$ 10,200